FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts receivable and VAT	$ 2,939	$ 7,679
Not later than one month [member]
Trade accounts receivable and VAT	2,572	4,154
Later than one month and not later than two months [member]
Trade accounts receivable and VAT	455	801
Later than two months and not later than three months [member]
Trade accounts receivable and VAT	(99)	2,170
Later than three months [member]
Trade accounts receivable and VAT	$ 11	$ 554